SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Land use rights, net (Details) - Land use rights	Dec. 31, 2025
Minimum
Accounting policies
Remaining contractual term	30 years
Maximum
Accounting policies
Remaining contractual term	50 years